PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 35.3% of Net Assets
	Aerospace & Defense – 0.6%
8	Axon Enterprise, Inc.(a)	$1,213
48	Boeing Co. (The)(a)	11,247
18	General Dynamics Corp.	3,424
1	L3Harris Technologies, Inc.	209
12	Moog, Inc., Class A	1,039
19	Raytheon Technologies Corp.	1,581

		18,713

	Air Freight & Logistics – 0.3%
82	Expeditors International of Washington, Inc.	9,008
10	United Parcel Service, Inc., Class B	2,039

		11,047

	Airlines – 0.1%
2	Alaska Air Group, Inc.(a)	138
23	Delta Air Lines, Inc.(a)	1,079
113	JetBlue Airways Corp.(a)	2,301

		3,518

	Auto Components – 0.1%
3	Aptiv PLC(a)	431
5	BorgWarner, Inc.	243
76	Dana, Inc.	1,923
11	Visteon Corp.(a)	1,340

		3,937

	Automobiles – 0.3%
124	General Motors Co.(a)	7,095
10	Thor Industries, Inc.	1,416

		8,511

	Banks – 1.9%
29	Ameris Bancorp	1,569
53	BancorpSouth Bank	1,568
253	Bank of America Corp.	10,254
125	Citigroup, Inc.	8,905
42	Citizens Financial Group, Inc.	1,944
3	Comerica, Inc.	225
25	Cullen/Frost Bankers, Inc.	3,001
18	Fifth Third Bancorp	730
91	Fulton Financial Corp.	1,551
27	Huntington Bancshares, Inc.	414
47	International Bancshares Corp.	2,227
61	KeyCorp	1,327
10	M&T Bank Corp.	1,577
66	People’s United Financial, Inc.	1,197
21	PNC Financial Services Group, Inc. (The)	3,926
71	Regions Financial Corp.	1,548

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
42	TCF Financial Corp.	$1,912
24	Texas Capital Bancshares, Inc.(a)	1,647
71	Truist Financial Corp.	4,211
73	Trustmark Corp.	2,366
36	U.S. Bancorp	2,137
43	Webster Financial Corp.	2,275
127	Wells Fargo & Co.	5,721
19	Wintrust Financial Corp.	1,465

		63,697

	Beverages – 1.0%
54	Coca-Cola Co. (The)	2,915
27	Constellation Brands, Inc., Class A	6,489
202	Keurig Dr Pepper, Inc.	7,242
128	Monster Beverage Corp.(a)	12,422
19	PepsiCo, Inc.	2,739

		31,807

	Biotechnology – 0.7%
17	AbbVie, Inc.	1,896
13	Amgen, Inc.	3,115
4	Biogen, Inc.(a)	1,069
36	BioMarin Pharmaceutical, Inc.(a)	2,805
13	Gilead Sciences, Inc.	825
7	Ligand Pharmaceuticals, Inc.(a)	1,021
26	Regeneron Pharmaceuticals, Inc.(a)	12,514

		23,245

	Building Products – 0.2%
11	Carrier Global Corp.	479
10	Johnson Controls International PLC	624
7	Lennox International, Inc.	2,347
22	Owens Corning	2,130
14	Trex Co., Inc.(a)	1,512

		7,092

	Capital Markets – 2.3%
3	Ameriprise Financial, Inc.	775
198	Bank of New York Mellon Corp. (The)	9,876
2	BlackRock, Inc.	1,639
126	Charles Schwab Corp. (The)	8,870
5	CME Group, Inc.	1,010
18	FactSet Research Systems, Inc.	6,052
20	Franklin Resources, Inc.	600
20	Goldman Sachs Group, Inc. (The)	6,969
8	Intercontinental Exchange, Inc.	942
5	Invesco Ltd.	135
41	Janus Henderson Group PLC	1,410
60	KKR & Co., Inc.	3,395
9	Moody’s Corp.	2,940
7	Morgan Stanley	578

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
9	MSCI, Inc.	$4,372
36	Northern Trust Corp.	4,097
13	S&P Global, Inc.	5,075
70	SEI Investments Co.	4,301
132	State Street Corp.	11,082
2	T. Rowe Price Group, Inc.	358
9	Virtus Investment Partners, Inc.	2,461

		76,937

	Chemicals – 0.4%
2	Air Products & Chemicals, Inc.	577
8	DuPont de Nemours, Inc.	617
4	Ecolab, Inc.	896
22	HB Fuller Co.	1,470
14	Innospec, Inc.	1,364
13	Linde PLC	3,716
17	Minerals Technologies, Inc.	1,328
3	PPG Industries, Inc.	514
3	Sherwin-Williams Co. (The)	822
9	Stepan Co.	1,176

		12,480

	Commercial Services & Supplies – 0.1%
20	Healthcare Services Group, Inc.	599
10	MSA Safety, Inc.	1,608
2	Republic Services, Inc.	213
15	Tetra Tech, Inc.	1,914
3	Waste Management, Inc.	414

		4,748

	Communications Equipment – 0.4%
11	Arista Networks, Inc.(a)	3,467
24	Ciena Corp.(a)	1,211
136	Cisco Systems, Inc.	6,924
2	F5 Networks, Inc.(a)	373
13	Lumentum Holdings, Inc.(a)	1,106

		13,081

	Construction & Engineering – 0.1%
47	AECOM(a)	3,122

	Consumer Finance – 1.0%
243	Ally Financial, Inc.	12,502
48	American Express Co.	7,361
75	Capital One Financial Corp.	11,181
14	Green Dot Corp., Class A(a)	641
13	PROG Holdings, Inc.	662

		32,347

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.1%
16	Ball Corp.	$1,498
14	International Paper Co.	812
81	O-I Glass, Inc.(a)	1,336

		3,646

	Distributors – 0.0%
9	Genuine Parts Co.	1,125

	Diversified Telecommunication Services – 0.2%
57	AT&T, Inc.	1,791
322	Lumen Technologies, Inc.	4,131

		5,922

	Electric Utilities – 0.4%
33	American Electric Power Co., Inc.	2,927
58	Edison International	3,448
9	Eversource Energy	776
13	IDACORP, Inc.	1,332
55	NextEra Energy, Inc.	4,263
12	PPL Corp.	350

		13,096

	Electrical Equipment – 0.3%
5	Acuity Brands, Inc.	928
103	Ballard Power Systems, Inc.(a)	2,253
13	Eaton Corp. PLC	1,858
9	Hubbell, Inc.	1,728
9	Rockwell Automation, Inc.	2,378
17	Sunrun, Inc.(a)	833

		9,978

	Electronic Equipment, Instruments & Components – 0.5%
6	Amphenol Corp., Class A	404
25	Avnet, Inc.	1,098
27	Cognex Corp.	2,325
6	Coherent, Inc.(a)	1,560
11	Corning, Inc.	486
39	Itron, Inc.(a)	3,508
5	Littelfuse, Inc.	1,326
5	Rogers Corp.(a)	979
37	TE Connectivity Ltd.	4,976
46	Vishay Intertechnology, Inc.	1,130

		17,792

	Energy Equipment & Services – 0.2%
201	Archrock, Inc.	1,877
33	Baker Hughes Co.	663
24	NOV, Inc.(a)	359
177	Schlumberger NV	4,788

		7,687

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.7%
10	Activision Blizzard, Inc.	$912
25	Cinemark Holdings, Inc.(a)	530
19	Electronic Arts, Inc.	2,700
12	Netflix, Inc.(a)	6,162
75	Walt Disney Co. (The)(a)	13,951

		24,255

	Food & Staples Retailing – 0.1%
23	BJ’s Wholesale Club Holdings, Inc.(a)	1,027
1	Costco Wholesale Corp.	372
21	Kroger Co. (The)	767
62	SpartanNash Co.	1,201
5	Sysco Corp.	424
18	Walgreens Boots Alliance, Inc.	956

		4,747

	Food Products – 0.3%
20	Campbell Soup Co.	955
6	Conagra Brands, Inc.	223
25	Darling Ingredients, Inc.(a)	1,736
15	General Mills, Inc.	913
26	Hain Celestial Group, Inc. (The)(a)	1,066
20	Hormel Foods Corp.	924
13	Ingredion, Inc.	1,214
4	J.M. Smucker Co. (The)	524
7	Kellogg Co.	437
5	McCormick & Co., Inc.	452

		8,444

	Gas Utilities – 0.1%
27	New Jersey Resources Corp.	1,133
15	ONE Gas, Inc.	1,207
34	South Jersey Industries, Inc.	842
33	UGI Corp.	1,442

		4,624

	Health Care Equipment & Supplies – 0.6%
15	Abbott Laboratories	1,801
1	Baxter International, Inc.	86
3	Becton Dickinson & Co.	746
12	Boston Scientific Corp.(a)	523
2	Cooper Cos., Inc. (The)	822
5	Danaher Corp.	1,270
4	DENTSPLY SIRONA, Inc.	270
15	Edwards Lifesciences Corp.(a)	1,433
14	Globus Medical, Inc., Class A(a)	1,005
8	Haemonetics Corp.(a)	538
13	Hill-Rom Holdings, Inc.	1,433
7	Hologic, Inc.(a)	459
3	Intuitive Surgical, Inc.(a)	2,595
11	Medtronic PLC	1,440
38	Meridian Bioscience, Inc.(a)	744

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
12	Merit Medical Systems, Inc.(a)	$763
7	Penumbra, Inc.(a)	2,142
4	Quidel Corp.(a)	419
1	STERIS PLC	211
3	Stryker Corp.	788

		19,488

	Health Care Providers & Services – 1.2%
5	Amedisys, Inc.(a)	1,349
5	Anthem, Inc.	1,897
38	Centene Corp.(a)	2,346
3	Chemed Corp.	1,430
9	Cigna Corp.	2,241
56	CVS Health Corp.	4,278
13	Encompass Health Corp.	1,103
42	HCA Healthcare, Inc.	8,445
9	Henry Schein, Inc.(a)	653
17	Humana, Inc.	7,569
5	Laboratory Corp. of America Holdings(a)	1,329
54	MEDNAX, Inc.(a)	1,421
27	Patterson Cos., Inc.	868
8	Quest Diagnostics, Inc.	1,055
7	UnitedHealth Group, Inc.	2,792

		38,776

	Health Care Technology – 0.2%
59	Allscripts Healthcare Solutions, Inc.(a)	918
66	Cerner Corp.	4,953

		5,871

	Hotels, Restaurants & Leisure – 1.3%
3	Booking Holdings, Inc.(a)	7,398
1	Chipotle Mexican Grill, Inc.(a)	1,492
12	Dine Brands Global, Inc.(a)	1,160
3	Expedia Group, Inc.(a)	529
47	Hilton Worldwide Holdings, Inc.(a)	6,049
16	Jack in the Box, Inc.	1,930
157	MGM Resorts International	6,393
6	Royal Caribbean Cruises Ltd.(a)	522
18	Shake Shack, Inc., Class A(a)	1,958
65	Starbucks Corp.	7,442
58	Wendy’s Co. (The)	1,309
69	Yum China Holdings, Inc.	4,341
21	Yum! Brands, Inc.	2,510

		43,033

	Household Durables – 0.2%
42	KB Home	2,026
32	Meritage Homes Corp.(a)	3,404
4	Mohawk Industries, Inc.(a)	822
57	Taylor Morrison Home Corp.(a)	1,779

		8,031

Shares	Description	Value (†)
	Household Products – 0.3%
1	Clorox Co. (The)	$182
67	Colgate-Palmolive Co.	5,407
34	Kimberly-Clark Corp.	4,533

		10,122

	Independent Power & Renewable Electricity Producers – 0.2%
24	AES Corp. (The)	668
33	Boralex, Inc., Class A	1,091
48	NextEra Energy Partners LP	3,578
20	Ormat Technologies, Inc.	1,448
37	Sunnova Energy International, Inc.(a)	1,307

		8,092

	Industrial Conglomerates – 0.2%
7	Carlisle Cos., Inc.	1,342
435	General Electric Co.	5,707
2	Honeywell International, Inc.	446

		7,495

	Insurance – 1.0%
8	Aflac, Inc.	430
9	Allstate Corp. (The)	1,141
131	American International Group, Inc.	6,347
17	Chubb Ltd.	2,917
24	First American Financial Corp.	1,548
10	Hanover Insurance Group, Inc. (The)	1,383
38	Hartford Financial Services Group, Inc. (The)	2,506
4	Lincoln National Corp.	257
13	Marsh & McLennan Cos., Inc.	1,764
82	MetLife, Inc.	5,218
15	Prudential Financial, Inc.	1,505
65	Reinsurance Group of America, Inc.	8,484
7	Travelers Cos., Inc. (The)	1,083

		34,583

	Interactive Media & Services – 2.0%
8	Alphabet, Inc., Class A(a)	18,828
9	Alphabet, Inc., Class C(a)	21,691
77	Facebook, Inc., Class A(a)	25,031

		65,550

	Internet & Direct Marketing Retail – 1.4%
52	Alibaba Group Holding Ltd., Sponsored ADR(a)	12,009
6	Amazon.com, Inc.(a)	20,805
165	eBay, Inc.	9,205
2	Etsy, Inc.(a)	398
181	Qurate Retail, Inc., Class A	2,154

		44,571

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 1.9%
16	Accenture PLC, Class A	$4,640
31	Akamai Technologies, Inc.(a)	3,370
39	Automatic Data Processing, Inc.	7,293
12	Cognizant Technology Solutions Corp., Class A	965
172	DXC Technology Co.(a)	5,661
48	Fiserv, Inc.(a)	5,766
30	Gartner, Inc.(a)	5,876
23	MasterCard, Inc., Class A	8,787
8	Paychex, Inc.	780
3	VeriSign, Inc.(a)	656
74	Visa, Inc., Class A	17,283
7	WEX, Inc.(a)	1,436

		62,513

	Leisure Products – 0.0%
36	Callaway Golf Co.	1,042

	Life Sciences Tools & Services – 0.5%
6	Agilent Technologies, Inc.	802
5	Bio-Techne Corp.	2,137
16	Illumina, Inc.(a)	6,285
29	NeoGenomics, Inc.(a)	1,421
13	Repligen Corp.(a)	2,752
3	Thermo Fisher Scientific, Inc.	1,411
1	Waters Corp.(a)	300

		15,108

	Machinery – 1.4%
17	AGCO Corp.	2,481
43	Caterpillar, Inc.	9,809
10	Chart Industries, Inc.(a)	1,606
17	Cummins, Inc.	4,285
43	Deere & Co.	15,946
3	Illinois Tool Works, Inc.	691
23	ITT, Inc.	2,169
29	Kennametal, Inc.	1,165
18	Oshkosh Corp.	2,240
4	Parker-Hannifin Corp.	1,255
6	Proto Labs, Inc.(a)	672
23	Terex Corp.	1,081
20	Toro Co. (The)	2,292

		45,692

	Media – 0.9%
1	Cable One, Inc.	1,790
12	Charter Communications, Inc., Class A(a)	8,081
213	Comcast Corp., Class A	11,960

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
33	Discovery, Inc., Series A(a)	$1,243
6	Discovery, Inc., Series C(a)	194
23	Fox Corp., Class A	861
18	Interpublic Group of Cos., Inc. (The)	572
25	New York Times Co. (The), Class A	1,135
22	News Corp., Class A	576
25	Omnicom Group, Inc.	2,056

		28,468

	Metals & Mining – 0.2%
74	Cleveland-Cliffs, Inc.(a)	1,322
42	Commercial Metals Co.	1,227
3	Nucor Corp.	247
18	Reliance Steel & Aluminum Co.	2,886
11	Royal Gold, Inc.	1,230

		6,912

	Multi-Utilities – 0.1%
18	Consolidated Edison, Inc.	1,393
7	DTE Energy Co.	980
10	Sempra Energy	1,376
6	WEC Energy Group, Inc.	583

		4,332

	Multiline Retail – 0.1%
109	Macy’s, Inc.(a)	1,807
13	Target Corp.	2,695

		4,502

	Oil, Gas & Consumable Fuels – 0.8%
257	APA Corp.	5,140
50	ConocoPhillips	2,557
23	Devon Energy Corp.	538
47	Diamondback Energy, Inc.	3,841
110	EOG Resources, Inc.	8,100
48	EQT Corp.(a)	917
52	Kinder Morgan, Inc.	887
117	Marathon Oil Corp.	1,317
22	ONEOK, Inc.	1,152
147	Southwestern Energy Co.(a)	628
16	Valero Energy Corp.	1,183
25	World Fuel Services Corp.	773

		27,033

	Paper & Forest Products – 0.1%
31	Louisiana-Pacific Corp.	2,042

	Personal Products – 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	314

	Pharmaceuticals – 0.8%
21	Bristol-Myers Squibb Co.	1,311

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
7	Eli Lilly & Co.	$1,279
10	Jazz Pharmaceuticals PLC(a)	1,644
65	Merck & Co., Inc.	4,843
80	Novartis AG, Sponsored ADR	6,819
28	Novo Nordisk A/S, Sponsored ADR	2,071
10	Perrigo Co. PLC	416
52	Pfizer, Inc.	2,010
141	Roche Holding AG, Sponsored ADR	5,740
2	Zoetis, Inc.	346

		26,479

	Professional Services – 0.2%
18	Exponent, Inc.	1,734
2	IHS Markit Ltd.	215
8	Insperity, Inc.	700
18	Korn Ferry	1,222
11	ManpowerGroup, Inc.	1,330
9	Nielsen Holdings PLC	231

		5,432

	Real Estate Management & Development – 0.1%
36	CBRE Group, Inc., Class A(a)	3,067
9	Jones Lang LaSalle, Inc.(a)	1,691

		4,758

	REITs - Apartments – 0.2%
34	American Campus Communities, Inc.	1,537
23	Camden Property Trust	2,771
8	Equity Residential	594

		4,902

	REITs - Diversified – 0.2%
11	American Tower Corp.	2,803
2	Crown Castle International Corp.	378
16	CyrusOne, Inc.	1,165
18	Weyerhaeuser Co.	698

		5,044

	REITs - Health Care – 0.0%
10	Ventas, Inc.	555
4	Welltower, Inc.	300

		855

	REITs - Hotels – 0.1%
30	Host Hotels & Resorts, Inc.(a)	545
101	Park Hotels & Resorts, Inc.(a)	2,253

		2,798

	REITs - Mortgage – 0.1%
51	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,672

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Office Property – 0.2%
1	Boston Properties, Inc.	$109
50	Corporate Office Properties Trust	1,402
58	Douglas Emmett, Inc.	1,945
78	Easterly Government Properties, Inc.	1,672
25	Kilroy Realty Corp.	1,714

		6,842

	REITs - Shopping Centers – 0.1%
139	Brixmor Property Group, Inc.	3,105

	REITs - Storage – 0.0%
7	Iron Mountain, Inc.	281

	REITs - Warehouse/Industrials – 0.1%
22	ProLogis, Inc.	2,564

	Road & Rail – 0.2%
7	CSX Corp.	705
8	Norfolk Southern Corp.	2,234
16	Ryder System, Inc.	1,277
8	Union Pacific Corp.	1,777

		5,993

	Semiconductors & Semiconductor Equipment – 1.6%
14	Advanced Micro Devices, Inc.(a)	1,143
5	Analog Devices, Inc.	766
11	Applied Materials, Inc.	1,460
19	Cirrus Logic, Inc.(a)	1,414
35	Cree, Inc.(a)	3,480
12	Enphase Energy, Inc.(a)	1,671
46	First Solar, Inc.(a)	3,520
26	Ichor Holdings Ltd.(a)	1,450
50	Intel Corp.	2,876
1	Lam Research Corp.	620
10	Micron Technology, Inc.(a)	861
33	NVIDIA Corp.	19,813
1	NXP Semiconductors NV	192
56	QUALCOMM, Inc.	7,773
15	Silicon Laboratories, Inc.(a)	2,114
16	Texas Instruments, Inc.	2,888
8	Universal Display Corp.	1,789
3	Xilinx, Inc.	384

		54,214

	Software – 2.5%
9	Adobe, Inc.(a)	4,575
9	ANSYS, Inc.(a)	3,291
45	Autodesk, Inc.(a)	13,136
11	Blackbaud, Inc.(a)	782
15	Bottomline Technologies, Inc.(a)	728
3	Citrix Systems, Inc.	372
5	Fair Isaac Corp.(a)	2,607

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
58	Microsoft Corp.	$14,627
11	NortonLifeLock, Inc.	238
181	Oracle Corp.	13,718
10	Paylocity Holding Corp.(a)	1,932
14	PTC, Inc.(a)	1,833
11	Qualys, Inc.(a)	1,115
43	salesforce.com, Inc.(a)	9,904
16	SPS Commerce, Inc.(a)	1,639
44	Workday, Inc., Class A(a)	10,868

		81,365

	Specialty Retail – 0.7%
34	American Eagle Outfitters, Inc.	1,175
13	Asbury Automotive Group, Inc.(a)	2,582
1	AutoZone, Inc.(a)	1,464
9	Best Buy Co., Inc.	1,046
6	Five Below, Inc.(a)	1,208
4	GameStop Corp., Class A(a)	694
18	Gap, Inc. (The)	596
19	Home Depot, Inc. (The)	6,150
8	Lithia Motors, Inc., Class A	3,075
4	Lowe’s Cos., Inc.	785
11	Monro, Inc.	777
2	TJX Cos., Inc. (The)	142
2	Ulta Beauty, Inc.(a)	659
12	Williams-Sonoma, Inc.	2,049

		22,402

	Technology Hardware, Storage & Peripherals – 0.4%
320	Hewlett Packard Enterprise Co.	5,126
189	HP, Inc.	6,447
32	NCR Corp.(a)	1,464
4	Seagate Technology PLC	371

		13,408

	Textiles, Apparel & Luxury Goods – 0.4%
8	Deckers Outdoor Corp.(a)	2,706
260	Under Armour, Inc., Class A(a)	6,321
22	VF Corp.	1,928
29	Wolverine World Wide, Inc.	1,210

		12,165

	Thrifts & Mortgage Finance – 0.1%
42	Mr. Cooper Group, Inc.(a)	1,448
111	New York Community Bancorp, Inc.	1,328

		2,776

	Trading Companies & Distributors – 0.0%
9	GATX Corp.	879

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
10	American Water Works Co., Inc.	$1,560
77	Essential Utilities, Inc.	3,629

		5,189

	Wireless Telecommunication Services – 0.1%
21	Shenandoah Telecommunications Co.	992
21	T-Mobile US, Inc.(a)	2,775

		3,767

	Total Common Stocks (Identified Cost $895,339)	1,167,058

Principal Amount
Bonds and Notes – 19.4%
	Automotive – 0.5%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,829
2,000	Lear Corp., 4.250%, 5/15/2029	2,232
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,080

		15,141

	Banking – 2.4%
5,000	American Express Co., 3.700%, 8/03/2023	5,360
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,099
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,440
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,307
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,572
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,055
5,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,483
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,338
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,183
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,188
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,306
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,321
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,118
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,141

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 4,000	State Street Corp., 2.400%, 1/24/2030	$4,097
5,000	Truist Bank, 3.200%, 4/01/2024	5,370
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,442
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,260

		80,080

	Brokerage – 0.3%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	5,152
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,694

		9,846

	Cable Satellite – 0.2%
7,000	Comcast Corp., 3.000%, 2/01/2024	7,478

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,476

	Construction Machinery – 0.3%
7,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,049
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,065

		11,114

	Consumer Cyclical Services – 0.3%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,306
7,000	eBay, Inc., 3.800%, 3/09/2022	7,182

		9,488

	Diversified Manufacturing – 0.1%
2,000	General Electric Co., 4.500%, 3/11/2044	2,275

	Electric – 0.9%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,409
5,000	Entergy Corp., 0.900%, 9/15/2025	4,911
4,000	Exelon Corp., 4.050%, 4/15/2030	4,495
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,945
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,225

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$2,134
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,420

		30,539

	Finance Companies – 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,090

	Financial Other – 0.1%
5,000	ORIX Corp., 2.900%, 7/18/2022	5,146

	Food & Beverage – 0.7%
7,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,031
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,754
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,229

		22,014

	Government Owned - No Guarantee – 0.3%
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	11,433

	Health Insurance – 0.4%
6,000	Anthem, Inc., 4.101%, 3/01/2028	6,773
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,433

		12,206

	Healthcare – 0.6%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,136
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,413
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,182
4,000	McKesson Corp., 3.950%, 2/16/2028	4,511
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,159

		18,401

	Independent Energy – 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	5,091

	Integrated Energy – 0.5%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,448

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$5,383
4,000	Shell International Finance BV, 6.375%, 12/15/2038	5,778

		16,609

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,479
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,163

		4,642

	Media Entertainment – 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,266

	Midstream – 0.2%
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,405

	Mortgage Related – 2.6%
1,782	FHLMC, 3.000%, 6/01/2049	1,866
4,793	FNMA, 2.000%, 9/01/2050	4,843
30,156	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	31,316
24,982	FNMA, 3.000%, with various maturities from 2035 to 2051(b)	26,246
13,673	FNMA, 3.500%, with various maturities in 2049(b)	14,648
3,063	FNMA, 4.000%, 3/01/2050	3,289
3,303	FNMA, 4.500%, with various maturities in 2049(b)	3,602

		85,810

	Natural Gas – 0.2%
7,000	NiSource, Inc., 0.950%, 8/15/2025	6,918

	Pharmaceuticals – 0.7%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,652
5,000	Amgen, Inc., 2.650%, 5/11/2022	5,110
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,918
7,000	Johnson & Johnson, 1.300%, 9/01/2030	6,626
2,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	2,037

		24,343

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 0.2%
$ 5,000	American International Group, Inc., 3.400%, 6/30/2030	$5,344
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,114

		7,458

	Railroads – 0.2%
5,000	CSX Corp., 2.600%, 11/01/2026	5,307

	REITs - Office Property – 0.1%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,189

	REITs - Retail – 0.1%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,940
2,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	2,163

		4,103

	Restaurants – 0.2%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,939

	Technology – 1.5%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,454
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,418
4,000	HP, Inc., 3.000%, 6/17/2027	4,279
4,000	Intel Corp., 2.450%, 11/15/2029	4,121
6,000	International Business Machines Corp., 4.000%, 6/20/2042	6,835
4,000	NVIDIA Corp., 2.850%, 4/01/2030	4,242
5,000	Oracle Corp., 2.950%, 5/15/2025	5,340
7,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,535
5,000	VMware, Inc., 2.950%, 8/21/2022	5,150

		48,374

	Treasuries – 4.7%
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,211
15,000	U.S. Treasury Bond, 2.875%, 11/15/2046	16,741
17,000	U.S. Treasury Bond, 3.000%, 5/15/2045	19,353

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	$9,162
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	16,089
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	2,677
21,000	U.S. Treasury Note, 0.375%, 11/30/2025	20,639
15,000	U.S. Treasury Note, 1.250%, 3/31/2028	14,955
23,000	U.S. Treasury Note, 1.625%, 8/31/2022	23,467
28,000	U.S. Treasury Note, 2.125%, 12/31/2022	28,925

		157,219

	Utility Other – 0.1%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,441

	Wireless – 0.2%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,387

	Wirelines – 0.3%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,924
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,434
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	5,121

		9,479

	Total Bonds and Notes (Identified Cost $652,357)	641,707

Shares
Exchange-Traded Funds – 4.5%
1,917	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $123,056)	149,698

Affiliated Mutual Funds – 40.6%
25,137	Loomis Sayles Inflation Protected Securities Fund, Class N	299,383
29,885	Loomis Sayles Limited Term Government and Agency Fund, Class N	343,080
30,954	Mirova Global Green Bond Fund, Class N	325,322
10,612	Mirova International Sustainable Equity Fund, Class N	152,289
3,338	WCM Focused Emerging Markets Fund, Institutional Class	66,954
5,885	WCM Focused International Growth Fund, Institutional Class	154,068

	Total Affiliated Mutual Funds (Identified Cost $1,286,864)	1,341,096

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$ 66,228	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $66,228 on 5/03/2021 collateralized by $68,100 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $68,042 including accrued interest(d) (Identified Cost $66,228)	$66,228

	Total Investments – 101.8% (Identified Cost $3,023,844)	3,365,787
	Other assets less liabilities – (1.8)%	(59,039)

	Net Assets – 100.0%	$3,306,748

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $4,225 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,143	$82,145	$24,437	$1,269	$(2,737)	$299,383	$1,150
Loomis Sayles Limited Term Government and Agency Fund, Class N	282,763	90,438	28,476	(7)	(1,638)	343,080	776
Mirova Global Green Bond Fund, Class N	269,329	88,606	26,097	33	(6,549)	325,322	1,633
Mirova International Sustainable Equity Fund, Class N	138,776	23,213	17,518	2,264	5,554	152,289	1,618
WCM Focused Emerging Markets Fund, Institutional Class	62,277	12,619	8,415	1,196	(723)	66,954	—
WCM Focused International Growth Fund, Institutional Class	137,899	22,783	16,183	2,539	7,030	154,068	—

	$1,134,187	$319,804	$121,126	$7,294	$937	$1,341,096	$5,177

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,167,058	$—	$—	$1,167,058
Bonds and Notes*	—	641,707	—	641,707
Exchange-Traded Funds	149,698	—	—	149,698
Affiliated Mutual Funds	1,341,096	—	—	1,341,096
Short-Term Investments	—	66,228	—	66,228

Total	$2,657,852	$707,935	$—	$3,365,787

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	51.1%
Fixed Income	48.7
Short-Term Investments	2.0

Total Investments	101.8
Other assets less liabilities	(1.8)

Net Assets	100.0%